Stock-Based Compensation - Schedule of Stock Option Activity (Details) - $ / shares				3 Months Ended	11 Months Ended
	Dec. 31, 2024	Feb. 14, 2024	Dec. 31, 2023	Mar. 31, 2025	Dec. 31, 2024
Schedule of Stock Option Activity [Line Items]
Outstanding Shares, Balance	3,247			23,560	3,247
Weighted Average Exercise Price Per Share, Balance	$ 200			$ 52.2	$ 200
Weighted Average Remaining Contractual Life (in years), Balance	9 years 7 months 20 days			9 years 10 months 9 days
Outstanding Shares, Options exercisable as of ending	2,474			3,550	2,474
Weighted Average Exercise Price Per Share, Options exercisable as of ending	$ 200			$ 151.2	$ 200
Weighted Average Remaining Contractual Life (in years), Options exercisable as of ending				9 years 6 months 25 days	9 years 8 months 4 days
Outstanding Shares, Options granted				20,313
Weighted Average Exercise Price Per Share, Options granted				$ 28.6
Predecessor [Member]
Schedule of Stock Option Activity [Line Items]
Outstanding Shares, Balance			25
Weighted Average Exercise Price Per Share, Balance			$ 8,378.4
Weighted Average Remaining Contractual Life (in years), Balance			6 years 10 months 9 days
Outstanding Shares, Options cancelled		(25)
Weighted Average Exercise Price Per Share, Options cancelled		$ 8,378.4
Successor [Member]
Schedule of Stock Option Activity [Line Items]
Outstanding Shares, Balance	3,247				3,247
Weighted Average Exercise Price Per Share, Balance	$ 200				$ 200
Weighted Average Remaining Contractual Life (in years), Balance					9 years 7 months 20 days
Outstanding Shares, Options granted					4,909
Weighted Average Exercise Price Per Share, Options granted					$ 1,818.2
Outstanding Shares, Options cancelled					(1,662)
Weighted Average Exercise Price Per Share, Options cancelled					$ 2,922.4